DERIVATIVES, Derivative Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Instrument	Dec. 31, 2016 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair market value	$ 2,643	$ 1,905
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Credit risk adjusted fair market value	$ 2,600	$ 1,900
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Quantity | Instrument	9
Swap contract notional amount	$ 175,552
Credit risk adjusted fair market value	2,643
Accrued interest	18
Gain recognized in accumulated comprehensive loss	2,090
Loss recognized into earnings	$ (16)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Quantity | Instrument	9
Swap contract notional amount	$ 175,552
Credit risk adjusted fair market value	2,625
Gain recognized in accumulated comprehensive loss	2,090
Loss recognized into earnings	$ (16)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Nov. 14, 2018
Hedge interest rate	0.90%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Jan. 11, 2023
Hedge interest rate	4.30%